Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of the computation of basic and diluted net loss per share

	Three Months Ended				Nine Months Ended
	September 30,				September 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$(3,772,620)	$(4,863,938)	$17,830,609	4,457,652	$257,377	$182,870	$7,776,990	1,944,248
Denominator:
Basic and diluted weighted average shares outstanding	4,459,878	5,750,000	23,000,000	5,750,000	8,092,696	5,750,000	23,000,000	5,750,000
Basic and diluted net income (loss) per ordinary share	$(0.85)	$(0.85)	$0.78	0.78	$0.03	$0.03	$0.34	0.34

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the Period from
			March 31, 2020
	Year Ended		(Inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$4,677,202	$1,169,301	$(7,350,686)	$(1,837,671)
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	16,353,211	5,529,817
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.42)	$(0.42)

TEMPO AUTOMATION INC
Schedule of the computation of basic and diluted net loss per share

	Nine Months Ended September 30,
	2022	2021
Basic and diluted:
Net loss	$(96,518)	$(24,388)
Weighted-average number of shares of common stock outstanding	10,072,318	9,815,806
Basic and diluted net loss per share	$(9.58)	$(2.48)

The table below sets forth the computation of basic and diluted net loss per share (in thousands, except share data and per share amounts):

	Years ended December 31,
	2021	2020
Basic and diluted:
Net loss	$(48,013)	$(19,104)
Weighted-average number of shares of common stock outstanding	9,819,576	9,755,174
Basic and diluted net loss per share	$(4.89)	$(1.96)

Schedule of antidilutive shares

	As of September 30,
	2022	2021
Shares of common stock issuable upon conversion of redeemable convertible preferred stock	29,520,187	29,520,187
Shares of common stock issuable upon conversion of redeemable convertible preferred stock warrants	18,680,225	231,391
Shares of common stock issuable from stock options	23,896,897	16,113,756
Shares of common stock issuable from common stock warrants	3,187,913	824,913
Potential common shares excluded from diluted net loss per share	75,285,222	46,690,247

	As of December 31,
	2021	2020
Shares of common stock issuable upon conversion of redeemable convertible preferred stock	29,520,187	29,520,187
Shares of common stock issuable upon conversion of redeemable convertible preferred stock warrants	231,391	123,391
Shares of common stock issuable from stock options	16,508,725	10,364,039
Shares of common stock issuable from common stock warrants	3,187,913	182,500
Potential common shares excluded from diluted net loss per share	49,448,216	40,190,117